Note Stock-based compensation (Summary of stock option activity) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Outstanding at beginning of period	44,797	100,437	160,986
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Expired	(44,797)	(55,640)	(60,549)
Outstanding at end of period	0	44,797	100,437
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures Abstract
Outstanding at beginning of period	$ 272	$ 253.64	$ 222.71
Granted	0	0	0
Exercised	0	0	0
Forfeited	0	0	0
Expired	272	238.85	171.42
Outstanding at end of period	$ 0	$ 272	$ 253.64